Summary of Significant Accounting Policies - Additional Information (Detail)	2 Months Ended	10 Months Ended	12 Months Ended					12 Months Ended																	12 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Government Grant USD ($)	Dec. 31, 2014 Government Grant CNY	Dec. 31, 2013 Government Grant CNY	Dec. 31, 2012 Government Grant CNY	Dec. 31, 2014 Short-term Investments USD ($)	Dec. 31, 2014 Short-term Investments CNY	Dec. 31, 2013 Short-term Investments CNY	Dec. 31, 2012 Short-term Investments CNY	Dec. 31, 2014 Available-for-Sale Investments	Dec. 31, 2014 Minimum Single Player Games and Social Games	Dec. 31, 2014 Minimum Licensed Games	Dec. 31, 2014 Maximum Single Player Games and Social Games	Dec. 31, 2014 Maximum Licensed Games	Dec. 31, 2014 Computer software	Dec. 31, 2013 Computer software CNY	Dec. 31, 2013 Computer software Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2013 Computer software Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2014 Mobile Games And Platforms Minimum	Dec. 31, 2014 Mobile Games And Platforms Minimum Third Party Vendors	Dec. 31, 2014 Mobile Games And Platforms Minimum Business Combinations	Dec. 31, 2014 Mobile Games And Platforms Maximum	Dec. 31, 2014 Mobile Games And Platforms Maximum Third Party Vendors	Dec. 31, 2014 Mobile Games And Platforms Maximum Business Combinations	Dec. 31, 2014 Acquired contract with mobile network operator	Dec. 31, 2014 Mobile game product development costs	Dec. 31, 2014 Acquired customer relationships	Dec. 31, 2014 Mobile game licenses Minimum	Dec. 31, 2014 Mobile game licenses Maximum
Significant Accounting Policies [Line Items]
Currency translation description			Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2046 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.	Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2046 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Fixed rate time deposit classified as short-term investment minimum maturity period			3 months	3 months
Fixed rate time deposit classified as short-term investment maximum maturity period			12 months	12 months
Short-term investments			$ 6,827,000	42,361,000	51,772,000
Interest income												240,000	1,487,000	1,351,000	560,000
Amount which the group will discontinue applying equity method investment			0
Doubtful account written off						553,000
Loss on impairment of goodwill				0	0	33,517,000
Estimated Useful Lives																					5 years				1 year	1 year	1 year	6 years	5 years	6 years	3 years	3 years	7 years	2 years	6 years
Loss on impairment of intangible assets					2,613,000	10,910,000
Fair value measurement, discount rate																24.20%
Fair value measurement sustainable growth rate																3.00%
Asset measured at fair value							0
Intangible assets																							2,613,000	0
Impairment charge					2,613,000																	2,613,000	2,613,000
Asset measured at fair value			0
Billing confirmations period after the end of each month																	30 days	30 days	120 days	120 days
Business taxes, value-added taxes and surcharges			4,049,000	25,124,000	4,274,000	9,115,000
Business tax rate		5.00%
Value-added tax rate	6.00%
Research and development expenses			17,937,000	111,293,000	54,294,000	35,071,000
Operating leases, total rental expenses			4,133,000	25,644,000	9,851,000	5,326,000
Government grant received								191,000	1,182,000	2,570,000
Other income								153,000	946,000	150,000
Other non-current liabilities			322,000	2,000,000	2,000,000			322,000	2,000,000
Other current liabilities			$ 537,000	3,326,000	2,826,000			$ 62,000	386,000